GOODWILL AND INTANGIBLE ASSET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning of year
Acquired goodwill		61,000
Impairment		(61,000)
End of year